Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	PEO	Summary Compensation Table Total for PEO	Compensation Actually Paid to PEO		Average Summary Compensation Table Total for Non-PEO NEO’s	Average Compensation Actually Paid to Non-PEO NEO’s		Value of Initial $100 Investment Based on Total Stockholder Return		Net Income (in $000's)
(1)	(2)	(3)	(4)		(5)	(6)		(7)		(8)
2024	Jon Isaac	$560,226	$550,000	(a)	$1,009,961	$955,753	(d)	$53.73	(g)	$(26,685)
2023	Jon Isaac	$429,403	$350,000	(b)	$1,057,916	$894,291	(e)	$112.93	(h)	$(102)
2022	Jon Isaac	$373,688	$363,462	(c)	$645,838	$633,299	(f)	$67.70	(i)	$24,741

Named Executive Officers, Footnote	Actual Compensation paid to the PEO in 2024 [column (4)] is less than the Summary Compensation Table (“SCT”) Total [column (3)] resulting from a reduction of the amount paid for Mr. Isaac’s life insurance premiums of $10,226.
(b)Actual Compensation paid to the PEO in 2023 [column (4)] is less than the Summary Compensation Table (“SCT”) Total [column (3)] resulting from a reduction of the amount paid for Mr. Isaac’s life insurance premiums of $10,226 and $69,177 from the extension of Mr. Isaac's existing equity awards.
(c)Actual Compensation paid to the PEO in 2022 [column (4)] is less than the SCT Total [column (3)] resulting from a reduction of the amount paid for Mr. Isaac’s life insurance premiums of $10,226.
For the Non-PEO NEOs, Average Compensation Actually Paid in 2024 [column (6)] is less than the Average SCT Total [column (5)] as reported for the corresponding year in the “Total” column of the SCT due to vehicle allowances, deferred compensation, and life insurance amounts paid on behalf the Non-PEO NEOs during 2024. The Non-PEO NEOs for 2024 were: Rodney Spriggs and Thomas Sedlak.
(e)For the Non-PEO NEOs, Average Compensation Actually Paid in 2023 [column (6)] is less than the Average SCT Total [column (5)] as reported for the corresponding year in the “Total” column of the SCT due to equity awards that were granted during 2023. The Non-PEO NEOs for 2023 were: Thomas Sedlak and Eric Althofer.
(f)For the Non-PEO NEOs, Average Compensation Actually Paid in 2022 [column (6)] is less than the Average SCT Total [column (5)] as reported for the corresponding year in the “Total” column of the SCT due to equity awards that were granted during 2022. The Non-PEO NEOs for 2022 were: Weston Godfrey, Jr., Michael J. Stein, and Eric Althofer.

PEO Total Compensation Amount	$ 560,226	$ 429,403	$ 373,688
PEO Actually Paid Compensation Amount	$ 550,000	350,000	363,462
Adjustment To PEO Compensation, Footnote	Actual Compensation paid to the PEO in 2024 [column (4)] is less than the Summary Compensation Table (“SCT”) Total [column (3)] resulting from a reduction of the amount paid for Mr. Isaac’s life insurance premiums of $10,226.
(b)Actual Compensation paid to the PEO in 2023 [column (4)] is less than the Summary Compensation Table (“SCT”) Total [column (3)] resulting from a reduction of the amount paid for Mr. Isaac’s life insurance premiums of $10,226 and $69,177 from the extension of Mr. Isaac's existing equity awards.
(c)Actual Compensation paid to the PEO in 2022 [column (4)] is less than the SCT Total [column (3)] resulting from a reduction of the amount paid for Mr. Isaac’s life insurance premiums of $10,226.

Non-PEO NEO Average Total Compensation Amount	$ 1,009,961	1,057,916	645,838
Non-PEO NEO Average Compensation Actually Paid Amount	$ 955,753	894,291	633,299
Adjustment to Non-PEO NEO Compensation Footnote	For the Non-PEO NEOs, Average Compensation Actually Paid in 2024 [column (6)] is less than the Average SCT Total [column (5)] as reported for the corresponding year in the “Total” column of the SCT due to vehicle allowances, deferred compensation, and life insurance amounts paid on behalf the Non-PEO NEOs during 2024. The Non-PEO NEOs for 2024 were: Rodney Spriggs and Thomas Sedlak.
(e)For the Non-PEO NEOs, Average Compensation Actually Paid in 2023 [column (6)] is less than the Average SCT Total [column (5)] as reported for the corresponding year in the “Total” column of the SCT due to equity awards that were granted during 2023. The Non-PEO NEOs for 2023 were: Thomas Sedlak and Eric Althofer.
(f)For the Non-PEO NEOs, Average Compensation Actually Paid in 2022 [column (6)] is less than the Average SCT Total [column (5)] as reported for the corresponding year in the “Total” column of the SCT due to equity awards that were granted during 2022. The Non-PEO NEOs for 2022 were: Weston Godfrey, Jr., Michael J. Stein, and Eric Althofer.

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 53.73	112.93	67.70
Net Income (Loss)	$ (26,685,000)	$ (102,000)	$ 24,741,000
PEO Name	Jon Isaac	Jon Isaac	Jon Isaac
Additional 402(v) Disclosure	Cumulative TSR for the period September 30, 2023 through September 30, 2024 was (46.3)%. An investment of $100.00 as of September 30, 2023 would resultingly have a value of $53.73 as of September 30, 2024.
(h)Cumulative TSR for the period September 30, 2022 through September 30, 2023 was 12.9%. An investment of $100.00 as of September 30, 2022 would resultingly have a value of $112.93 as of September 30, 2023.
(i)Cumulative TSR for the period September 30, 2021 through September 30, 2022 was (32.3)%. An investment of $100.00 as of September 30, 2021 would resultingly have a value of $67.70 as of September 30, 2022.

Equity Awards Adjustments, Footnote	Actual Compensation paid to the PEO in 2024 [column (4)] is less than the Summary Compensation Table (“SCT”) Total [column (3)] resulting from a reduction of the amount paid for Mr. Isaac’s life insurance premiums of $10,226.
(b)Actual Compensation paid to the PEO in 2023 [column (4)] is less than the Summary Compensation Table (“SCT”) Total [column (3)] resulting from a reduction of the amount paid for Mr. Isaac’s life insurance premiums of $10,226 and $69,177 from the extension of Mr. Isaac's existing equity awards.
(c)Actual Compensation paid to the PEO in 2022 [column (4)] is less than the SCT Total [column (3)] resulting from a reduction of the amount paid for Mr. Isaac’s life insurance premiums of $10,226.
(d)For the Non-PEO NEOs, Average Compensation Actually Paid in 2024 [column (6)] is less than the Average SCT Total [column (5)] as reported for the corresponding year in the “Total” column of the SCT due to vehicle allowances, deferred compensation, and life insurance amounts paid on behalf the Non-PEO NEOs during 2024. The Non-PEO NEOs for 2024 were: Rodney Spriggs and Thomas Sedlak.
(e)For the Non-PEO NEOs, Average Compensation Actually Paid in 2023 [column (6)] is less than the Average SCT Total [column (5)] as reported for the corresponding year in the “Total” column of the SCT due to equity awards that were granted during 2023. The Non-PEO NEOs for 2023 were: Thomas Sedlak and Eric Althofer.
(f)For the Non-PEO NEOs, Average Compensation Actually Paid in 2022 [column (6)] is less than the Average SCT Total [column (5)] as reported for the corresponding year in the “Total” column of the SCT due to equity awards that were granted during 2022. The Non-PEO NEOs for 2022 were: Weston Godfrey, Jr., Michael J. Stein, and Eric Althofer.

PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (10,226)	$ (10,226)	$ (10,226)
PEO | Equity Awards Adjustments
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (69,177)